Derivative Contracts - Gain/(Loss) Recognized in Income on Derivative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	$ (34.0)	$ 10.9
Not Designated as Hedging Instrument | Loss portfolio transfer liability, embedded derivative
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	12.9	15.2
Designated as Hedging Instrument | Foreign exchange contracts | General, administrative and corporate expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	(0.9)	(8.1)
Designated as Hedging Instrument | Foreign exchange contracts | Net change from current period hedged transactions
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	$ (6.5)	$ (14.0)